Leases	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Leases

9. Leases

The Company leases certain assets under lease agreements. During the six months ended June 30, 2023, the Company entered into three new office leases in Turkey, commencing January 1, 2023, February 15, 2023 and March 1, 2023, respectively. The leases all have a five-year term.

Lease liabilities are measured at the commencement date based on the present value of future lease payments. As the Company’s lease did not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company used a discount rate of 35% in determining its lease liabilities. The discount rate was derived from the Company’s assessment of its borrowings in Turkey.

Lease liability	June 30, 2023	December 31, 2022
Beginning balance	$8,609	$15,324
Additions, cost	236,201	-
Interest expense	20,900	1,378
Lease payments	(83,650)	(5,499)
Foreign exchange impact	(1,979)	(2,594)
Ending balance	$180,081	$8,609

As at June 30, 2023, the Company’s lease liability is as follows:

Lease liability	June 30, 2023	December 31, 2022
Current portion of operating lease liability	$25,461	$4,057
Long-term portion of operating lease liability	154,620	4,552
	180,081	$8,609

Future minimum lease payments to be paid by the Company as a lessee as of June 30, 2023 are as follows:

Operating lease commitments and lease liability
2023	$28,725
2024	86,344
2025	84,488
2026	86,163
2027	60,921
Total future minimum lease payments	346,641
Discount	(166,560)
Total	$180,081

During the six months ended June 30, 2023, $14,577 (2022 - $11,177) of short-term leases were expensed to the statements of loss and comprehensive loss.